SCHEDULE OF INVESTMENTS (000)*

December 31, 2021 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

COMMON STOCK

Brazil — 1.2%

Banco do Brasil SA	93,100	$482

JBS SA	175,400	1,195

Marfrig Global Foods S.A.	58,000	230

Petroleo Brasileiro SA, Class A ADR	72,438	732

SLC Agricola S.A.	25,500	206

Vale SA, Class B ADR	10,655	150

Vibra Energia S.A.	75,200	289

		3,284

Canada — 1.7%

Air Canada, Class A1	195,800	3,246

Canadian National Railway Co.	13,000	1,584

		4,830

China — 8.2%

360 DigiTech Inc. ADR	16,068	368

Alibaba Group Holding Ltd. ADR[1]	15,067	1,790

Anhui Conch Cement Co. Ltd., Class H	159,677	797

Baidu Inc. ADR [1]	1,720	256

Bank of China Ltd., Class H	1,602,000	577

China Construction Bank Corp., Class H	3,597,401	2,491

China Everbright Environment Group Ltd.	478,000	384

China Life Insurance Co. Ltd., Class H	129,000	214

China Lumena New Materials Corp.[1,2,3,4]	4,900	—

China Petroleum & Chemical Corp., Class H	1,240,000	577

China Railway Group Ltd., Class H	543,000	287

China Shenhua Energy Co. Ltd., Class H	135,000	317

CITIC Ltd.	468,000	462

Contemporary Amperex Technology Co. Ltd., Class A	4,700	433

COSCO SHIPPING Holdings Co. Ltd., Class H1	543,950	1,055

Dongfeng Motor Group Co. Ltd., Class H	264,000	219

Fosun International Ltd.	152,000	164

Ganfeng Lithium Co. Ltd., Class H	24,800	390

Guangzhou Tinci Materials Technology Co. Ltd., Class A	11,398	205

Industrial & Commercial Bank of China, Class H	1,380,000	779

JD.com Inc. ADR[1]	14,288	1,001

Jiangxi Copper Co. Ltd., Class H	227,000	363

Kweichow Moutai Co. Ltd., Class A	1,098	353

Lenovo Group Ltd.	496,000	570

Li Ning Co. Ltd.	83,000	908

PICC Property & Casualty Co. Ltd., Class H	688,000	562

Pinduoduo Inc. ADR[1]	3,914	228

Power Construction Corp of China Ltd., Class A	218,400	277

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	95,839	181

Silergy Corp.	1,000	181

Sinopharm Group Co. Ltd., Class H	86,800	189

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2021 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

China — (continued)

Tencent Holdings Ltd.	74,531	$4,365

Tongwei Co. Ltd., Class A	73,993	522

Wuliangye Yibin Co. Ltd., Class A	4,200	147

Wuxi Biologics Cayman Inc. [1]	65,000	771

Wuxi Lead Intelligent Equipment Co. Ltd., Class A	18,407	215

Xinyi Glass Holdings Ltd.	128,000	320

Zhejiang Expressway Co. Ltd., Class H	310,000	276

		23,194

France — 12.8%

Alstom S.A.	110,779	3,912

ArcelorMittal S.A.	56,950	1,817

AXA SA	151,109	4,472

BNP Paribas SA	8,743	601

Danone SA	68,264	4,219

Pernod Ricard SA	10,020	2,397

Sanofi	68,411	6,826

TotalEnergies SE	139,618	7,066

Valeo	68,409	2,051

Vinci S.A.	25,494	2,677

		36,038

Germany — 7.8%

BASF SE	76,016	5,305

Bayer AG	38,417	2,040

Infineon Technologies AG	8,427	386

RWE AG	112,196	4,520

SAP SE	47,159	6,600

Siemens AG	17,577	3,027

		21,878

India — 4.0%

Cipla Ltd. [1]	34,540	438

Dabur India Ltd.	35,000	273

HDFC Bank Ltd. ADR	4,140	269

Hindalco Industries Ltd.	225,223	1,439

Hindustan Petroleum Corp. Ltd.	79,922	314

ICICI Bank Ltd. ADR	60,510	1,198

Infosys Ltd. ADR	77,068	1,951

Marico Ltd.	36,723	253

Oil & Natural Gas Corp. Ltd.	198,405	379

REC Ltd.	213,793	384

Reliance Industries Ltd.	29,405	936

State Bank of India	100,000	619

Sun Pharmaceutical Industries Ltd.	25,769	293

Tata Consumer Products Ltd.	16,303	163

Tata Steel Ltd.	72,983	1,090

Tech Mahindra Ltd.	45,886	1,104

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2021 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

India — (continued)

Titan Co. Ltd.	8,568	$290

		11,393

Ireland — 1.3%

Ryanair Holdings PLC ADR [1]	34,802	3,561

Italy — 4.9%

Enel SpA	679,149	5,400

UniCredit SpA	555,479	8,490

		13,890

Japan — 7.0%

FANUC Corp.	37,500	7,968

Murata Manufacturing Co. Ltd.	52,400	4,178

Sompo Holdings Inc.	11,800	497

Sumitomo Mitsui Financial Group Inc.	80,200	2,738

Takeda Pharmaceutical Co. Ltd.	160,100	4,370

		19,751

Malaysia — 0.1%

CIMB Group Holdings Bhd	207,500	271

Mexico — 0.9%

America Movil SAB de CV, Class L ADR	32,268	681

Arca Continental SAB de CV	46,700	297

Cemex SAB de CV ADR[1]	56,108	380

Grupo Financiero Banorte SAB de CV, Class O	65,446	426

Grupo Mexico SAB de CV, Class B	120,326	524

Wal-Mart de Mexico SAB de CV	82,700	308

		2,616

Netherlands — 1.6%

Akzo Nobel NV	25,723	2,810

ING Groep NV	113,690	1,572

		4,382

Poland — 0.2%

KGHM Polska Miedz SA	8,315	287

Powszechny Zaklad Ubezpieczen SA [1]	34,480	299

		586

Russia — 1.4%

Gazprom PJSC ADR	165,932	1,533

LUKOIL PJSC ADR	14,564	1,304

Sberbank of Russia PJSC ADR	75,474	1,211

		4,048

Saudi Arabia — 0.4%

Al Rajhi Bank	33,544	1,265

South Africa — 0.5%

Absa Group Ltd.	62,292	598

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2021 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

South Africa — (continued)

African Rainbow Minerals Ltd.	24,627	$358

Sibanye Stillwater Ltd.	164,940	509

		1,465

South Korea — 4.2%

AfreecaTV Co. Ltd.	1,162	197

DL E&C Co. Ltd.[1]	2,563	256

Hana Financial Group Inc.	22,912	810

Hanwha Corp.	7,657	202

Hyosung TNC Corp.	645	282

Hyundai Marine & Fire Insurance Co. Ltd.	7,637	147

KB Financial Group Inc.	21,504	994

Kia Corp.	16,531	1,141

LG Corp.	6,762	460

LG Electronics Inc.	5,144	596

NAVER Corp.	1,764	560

POSCO	3,351	777

Samsung Electro-Mechanics Co. Ltd.	2,699	448

Samsung Electronics Co. Ltd.	73,999	4,860

Youngone Corp.	2,747	101

		11,831

Spain — 5.7%

Aena SME S.A.[1]	22,590	3,537

Amadeus IT Group S.A.[1]	100,815	6,783

Banco Bilbao Vizcaya Argentaria S.A.	287,705	1,697

CaixaBank SA	1,458,412	3,961

		15,978

Sweden — 0.7%

Swedbank AB	102,023	2,046

Switzerland — 8.1%

Cie Financiere Richemont SA, Class A	21,260	3,166

Credit Suisse Group AG	314,680	3,041

Novartis AG	78,438	6,869

Roche Holding AG	12,830	5,305

Zurich Insurance Group AG	9,983	4,359

		22,740

Taiwan — 5.6%

Formosa Plastics Corp.	113,000	424

Fubon Financial Holding Co. Ltd.	453,383	1,248

Hon Hai Precision Industry Co. Ltd.	343,292	1,287

King Yuan Electronics Co. Ltd.	90,000	145

Lite-On Technology Corp.	173,896	400

MediaTek Inc.	51,000	2,188

Powertech Technology Inc.	165,000	582

Realtek Semiconductor Corp.	15,000	314

Sino-American Silicon Products Inc.	75,000	639

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2021 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

Taiwan — (continued)

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	51,510	$6,197

Unimicron Technology Corp.	30,000	250

United Microelectronics Corp.	438,000	1,026

Yang Ming Marine Transport Corp.[1]	81,000	352

Yuanta Financial Holding Co. Ltd.	846,135	773

		15,825

Thailand — 0.3%

PTT PCL	444,200	504

Tisco Financial Group PCL	106,000	304

		808

United Arab Emirates — 0.1%

Abu Dhabi Commercial Bank PJSC	127,719	296

United Kingdom — 18.6%

AstraZeneca PLC	41,831	4,899

Balfour Beatty PLC	253,106	895

Barclays PLC	1,178,486	2,974

BP PLC	1,565,694	6,984

British American Tobacco PLC	99,013	3,653

Compass Group PLC[1]	168,204	3,748

GlaxoSmithKline PLC	79,650	1,727

Prudential PLC	257,376	4,427

RELX PLC	69,026	2,235

Rolls-Royce Holdings PLC[1]	5,421,787	8,991

Royal Dutch Shell PLC, Class A	193,160	4,201

Unilever PLC	96,612	5,145

WH Smith PLC[1]	121,243	2,422

		52,301

Total Common Stock

(Cost $254,488) — 97.3%		274,277

PREFERRED STOCK

Germany — 1.3%

Volkswagen AG ‡	17,720	3,540

Total Preferred Stock

(Cost $3,787) — 1.3%		3,540

PREFERENCE STOCK

Brazil — 0.1%

Itausa S.A. ‡	141,178	226

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2021 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

South Korea — 0.1%

LG Chem Ltd. ‡	1,598	$386

Total Preference Stock

(Cost $520) — 0.2%		612

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 0.026% **	1,576,004	1,576

Total Short-Term Investment

(Cost $1,576) — 0.6%		1,576

Total Investments — 99.4%

(Cost $260,371)		280,005

Other Assets in Excess of Liabilities — 0.6%		1,796

Net Assets — 100.0%		$281,801

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2021.
‡	There is currently no rate available.
1	Non-income producing security.
2	Level 3 security in accordance with fair value hierarchy.
3	Security considered illiquid. The total market value of this security as of December 31, 2021 was $— (000) and represented 0.0% of net assets.
4

Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of this security as of December 31, 2021 was $— (000) and represented 0.0% of net assets.

ADR	American Depositary Receipt
PJSC	Public Joint-Stock Company

Amounts designated as “—” are $0 or are rounded to $0.

SCHEDULE OF INVESTMENTS (000) (concluded)

December 31, 2021 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2021:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Brazil	$3,284	$—	$—		$3,284
Canada	4,830	—	—		4,830
China	23,013	181	—	^	23,194
France	—	36,038	—		36,038
Germany	—	21,878	—		21,878
India	11,393	—	—		11,393
Ireland	3,561	—	—		3,561
Italy	—	13,890	—		13,890
Japan	—	19,751	—		19,751
Malaysia	271	—	—		271
Mexico	2,616	—	—		2,616
Netherlands	—	4,382	—		4,382
Poland	—	586	—		586
Russia	4,048	—	—		4,048
Saudi Arabia	—	1,265	—		1,265
South Africa	1,465	—	—		1,465
South Korea	—	11,831	—		11,831
Spain	—	15,978	—		15,978
Sweden	—	2,046	—		2,046
Switzerland	—	22,740	—		22,740
Taiwan	6,197	9,628	—		15,825
Thailand	—	808	—		808
United Arab Emirates	—	296	—		296
United Kingdom	47,542	4,759	—		52,301

Total Common Stock	108,220	166,057	—		274,277

Preferred Stock
Germany	—	3,540	—		3,540

Total Preferred Stock	—	3,540	—		3,540

Preference Stock
Brazil	226	—	—		226
South Korea	—	386	—		386

Preference Stock	226	386	—		612

Short-Term Investment	1,576	—	—		1,576

Total Investments in Securities	$110,022	$169,983	$—		$280,005

†

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Security is fair valued at zero. Level 3 security in accordance with fair value hierarchy.

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or are rounded to $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-004-2500